Form N-CSR Cover	12 Months Ended
Mar. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Short Term Municipal Bond Fund
Entity Central Index Key	0000810305
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026